Other Accounts Receivable and Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2016
Other Accounts Receivable and Prepaid Expenses [Abstract]
Schedule of other accounts receivable and prepaid expenses
	December 31
	2016	2015

Government authorities	$145	$128
Advances to suppliers	328	230
Prepaid expenses	436	334
Accrued income	26	-
Other	57	33

	$992	$725